Subsequent Events - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 20, 2023	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Subsequent Event [Line Items]
Restructuring charges		$ 5	$ 63
Estimated restructuring and related cost				$ 140
Severance Charges
Subsequent Event [Line Items]
Restructuring charges			13
Other Restructuring Charges
Subsequent Event [Line Items]
Restructuring charges			$ 50
Two-Year Strategic Transformation Restructuring Program
Subsequent Event [Line Items]
Restructuring activities, Description	On February 20, 2023, the Company approved a two-year strategic transformation restructuring program (the “Transformation Program”) intended to accelerate the Company’s back-office infrastructure into the cloud and transform its operating model leveraging technology in order to reduce its overall future costs. The Transformation Program includes process and system optimization, third party costs associated with technology infrastructure transformation, and elimination of full-time positions.
Restructuring charges	$ 140
Restructuring activities estimated annual savings	$ 100
Restructuring activities estimated completion period	2 years
Maximum | Two-Year Strategic Transformation Restructuring Program | Severance Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	$ 30
Maximum | Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	120
Minimum | Two-Year Strategic Transformation Restructuring Program | Severance Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	20
Minimum | Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	$ 100
Subsequent Event | Two-Year Strategic Transformation Restructuring Program
Subsequent Event [Line Items]
Restructuring activities, Description	On February 20, 2023, the Company approved a two-year strategic transformation restructuring program (the “Program”) intended to accelerate the Company’s back-office infrastructure into the cloud and transform its operating model leveraging technology in order to reduce its overall future costs. The Program includes process and system optimization, third party costs associated with technology infrastructure transformation, and elimination of full-time positions.
Restructuring charges	$ 140
Restructuring activities estimated annual savings	$ 100
Restructuring activities estimated completion period	2 years
Subsequent Event | Maximum | Two-Year Strategic Transformation Restructuring Program | Severance Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	$ 30
Subsequent Event | Maximum | Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	120
Subsequent Event | Minimum | Two-Year Strategic Transformation Restructuring Program | Severance Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	20
Subsequent Event | Minimum | Two-Year Strategic Transformation Restructuring Program | Other Restructuring Charges
Subsequent Event [Line Items]
Estimated restructuring and related cost	$ 100